INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of February 28, 2022:

	February 28, 2022
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-competes	4 years	$1,023,118	$652,267	$370,851
Trademarks	Indefinite	866,000	-	866,000
Customer database	2 years	35,000	29,167	5,833
Restrictive covenant	2 years	115,000	95,833	19,167
Customer contracts	10 years	185,563	34,097	151,466
Internet domain	2 years	3,000	3,000	-
		$2,227,681	$814,364	$1,413,317

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2021:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The following table sets forth the future amortization of the Company’s intangible assets as of February 28, 2022 for the fiscal years ending May 31:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-competes	$51,156	$204,624	$115,071	$-	$-	$-	$370,851
Customer contracts	4,053	16,211	16,211	16,211	16,211	82,569	151,466
Restrictive covenant	14,375	4,792	-	-	-	-	19,167
Customer database	4,375	1,458	-	-	-	-	5,833
Internet domain	-	-	-	-	-	-	-
Total	$73,959	$227,085	$131,282	$16,211	$16,211	$82,569	$547,317

Amortization expense for the nine months ended February 28, 2022 and 2021 was $221,910 and $212,343, respectively.

NOTE 5 - INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2021 and 2020:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$204,624	$204,624	$119,363	$-	$-	$-	$528,611
Customer contracts	89,647	20,897	14,647	14,647	14,647	89,840	244,325
Internet domain	583	-	-	-	-	-	583
Total	$294,854	$225,521	$134,010	$14,647	$14,647	$89,840	773,519

Amortization expense for the years ended May 31, 2021, and 2020 was $295,709 and $211,067, respectively.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	698,891
Ft. Bliss	25,000	25,000
Total Goodwill	$5,180,141	$5,180,141